Loss per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	4.9	4.3	4.0